Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended				1 Months Ended
	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Quarterly Financial Data [Line Items]
Litigation reserves	$ 39,500,000								$ 39,500,000	$ 0	$ 0
Loss on extinguishment of debt									0	(15,768,000)	0	15,800,000
Long-lived asset impairments	3,200,000		1,300,000		4,600,000		700,000		4,502,000	5,276,000	3,139,000
Severance Costs	1,000,000	700,000	200,000	200,000	1,000,000	1,300,000			2,140,000	2,235,000	0
Lease termination charges	600,000	900,000	200,000	200,000	600,000		1,100,000	400,000
Proceeds from Sale													8,300,000
Gain on sale of land					$ 400,000		$ 2,300,000			$ 2,900,000